Oct. 01, 2016
T. Rowe Price Retirement I 2025 Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated October 1, 2016

Effective December 1, 2016, the fund’s expense limitation on the fund’s operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) was reduced from 0.05% to 0.01%. On page 1, the fee table and expense example are revised as follows, to reflect the reduction of the expense limitation:

Fees and Expenses of the Fund’s I Class*

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Distribution and service (12b-1) fees	0.00

Other expenses	0.20	[a]

Acquired fund fees and expenses	0.53

Total annual fund operating expenses	0.73

Fee waiver/expense reimbursement	(0.19)[a,b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.54	[a,b]

* While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds).

a T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to pay the operating expenses of the fund’s I Class excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.01% of the class’ average daily net assets. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T.  Rowe Price Associates, Inc. by the fund whenever the fund’s I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.01%. The agreement may be terminated at any time beyond September 30, 2018, with approval by the fund’s Board of Directors.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$55	$197	$369	$868